Investing in Forward and Futures Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Values of the Open Forward Currency and Futures Contracts, by Risk Exposure Category, on the Statements of Financial Condition

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of June 30, 2012 and December 31, 2011:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
June 30, 2012
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$2,911,141	Unrealized depreciation on forward currency contracts	$2,083,547

Equity contracts	Unrealized appreciation on futures contracts	440,227	Unrealized depreciation on futures contracts	848,124

Interest rate contracts	Unrealized appreciation on futures contracts	119,276	Unrealized depreciation on futures contracts	402,815

December 31, 2011

Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2011 and 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

December 31, 2010
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,620,413	Unrealized depreciation on forward currency contracts	$3,744,316

Equity contracts	Unrealized appreciation on futures contracts	227,254	Unrealized depreciation on futures contracts	555,551

Interest rate contracts	Unrealized appreciation on futures contracts	85,806	Unrealized depreciation on futures contracts	1,800,805

Effect of the Forward Currency and Futures Contracts, by Risk Exposure Category, on the Statements of Operations

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the six months ended June 30, 2012 and 2011:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
Six Months Ended June 30, 2012

Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$629,770		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(200,717)

Equity contracts	Net realized gain (loss) on futures contracts	(480,783	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		101,694

Interest rate contracts	Net realized gain (loss) on futures contracts	$462,543	(a)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(640,958)
Six Months Ended June 30, 2011

Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	1,301,013		—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(770,858)

Equity contracts	Net realized gain (loss) on futures contracts	129,800	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		952,322

Interest rate contracts	Net realized gain (loss) on futures contracts	(598,615	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,436,586

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2011, 2010 and for the period from October 6, 2009 (commencement of operations) through December 31, 2009:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		1,152,214

Equity contracts	Net realized gain (loss) on futures contracts	(65,098	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(181,294)

Interest rate contracts	Net realized gain (loss) on futures contracts	(2,770,249	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,072,418
December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(175,836)

Equity contracts	Net realized gain (loss) on futures contracts	873,834	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(345,880	)(a)

Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(1,571,737	)(a)

Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$435		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		51,933

Equity contracts	Net realized gain (loss) on futures contracts	(34,582	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		17,583	(a)

Interest rate contracts	Net realized gain (loss) on futures contracts	(34,493	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(143,262	)(a)

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.